Consolidated Statements of Comprehensive Income ( Loss ) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Statement of comprehensive income [abstract]
Net loss	$ (51,495)	R$ (170,345)	R$ (151,896)	R$ (99,513)
Items that will subsequently be recorded to profit or loss
Foreign currency translation	1,663	5,502	(11,015)	(3,221)
Cash flow hedges - effective portion of changes in fair value	105	348	(3,907)	2,221
Cash flow hedges - reclassified to initial cost of inventories			3,119	(660)
Cash flow hedges - reclassified to profit or loss	60	197	(670)	(648)
Other comprehensive income (loss)	1,828	6,047	(12,473)	(2,308)
Total comprehensive income (loss)	(49,667)	(164,298)	(164,369)	(101,821)
Total comprehensive income (loss) attributable to:
Owners of the Parent	(49,526)	(163,833)	(163,829)	(101,160)
Non-controlling interests	$ (141)	R$ (465)	R$ (540)	R$ (661)